Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acqui (Details) - USD ($)
$ in Millions
		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Property plant and equipment
Balance at December 31, 2020		$ 124,201
Balance at June 30, 2021		125,914	$ 124,201
Capitalized exploratory well costs or capitalized acquisition costs [member]
Property plant and equipment
Balance at December 31, 2020	[1]	3,024	4,262
Additions	[1]	222	428
Write-offs	[1]	(178)	(197)
Transfers	[1]	(145)	(494)
Cumulative translation adjustment	[1]	104	(975)
Balance at June 30, 2021	[1]	3,027	3,024
Intangible Assets	[1]	15,057	14,526
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	[1]	$ 18,084	$ 17,550

[1]	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.